UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2



1. Name and address of issuer:

	RIDGEWORTH INVESTMENTS
	3333 PIEDMONT ROAD, NE, SUITE 1500
	ATLANTA, GA 30305

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

RidgeWorth Large Cap Growth Stock Fund
RidgeWorth International Equity Fund
RidgeWorth International Equity Index Fund
RidgeWorth Mid-Cap Value Equity Fund
RidgeWorth Small Cap Growth Stock Fund
RidgeWorth Small Cap Value Equity Fund
RidgeWorth Select Large Cap Growth Stock Fund
RidgeWorth Large Cap Value Equity Fund
RidgeWorth Aggressive Growth Stock Fund
RidgeWorth U.S. Government Securities Ultra-Short Bond Fund
RidgeWorth Ultra-Short Bond Fund
RidgeWorth High Grade Municipal Bond Fund
RidgeWorth Georgia Tax-Exempt Bond Fund
RidgeWorth High Income Fund
RidgeWorth Core Bond Fund
RidgeWorth Investment Grade Tax-Exempt Bond Fund
RidgeWorth Limited-Term Federal Mortgage Securities Fund
RidgeWorth Short-Term Municipal Bond Fund
RidgeWorth North Carolina Tax-Exempt Bond Fund
RidgeWorth Short-Term Bond Fund
RidgeWorth Short-Term U.S. Treasury Securities Fund
RidgeWorth Corporate Bond Fund
RidgeWorth U.S. Government Securities Fund
RidgeWorth Virginia Intermediate Municipal Bond Fund
RidgeWorth Total Return Bond Fund
RidgeWorth Intermediate Bond Fund
RidgeWorth Limited Duration Fund
RidgeWorth Aggressive Growth Allocation Strategy
RidgeWorth Conservative Allocation Strategy
RidgeWorth Growth Allocation Strategy
RidgeWorth Moderate Allocation Strategy
RidgeWorth Seix High Yield Fund
RidgeWorth Seix Floating Rate High Income Fund





3. Investment Company Act File Number:

	811-06557

Securities Act File Number:

	033-45671

4(a).  Last day of fiscal year for which this Form is filed:

	March 31, 2014


4(b). [ ]Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c). [ ]Check box if this is the last time the issuer will be filing this Form.


5.  Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal year
pursuant to section 24(f):                          $12,883,080,514



(ii)Aggregate price of securities redeemed or repurchased
during the fiscal year:	                             $10,971,821,976


(iii)Aggregate price of securities redeemed or repurchased
during any prior fiscal year ending no earlier than October
11, 1995 that were not previously used to reduce registration
fees payable to the Commission:                      $18,410,742,201


(iv)Total available redemption credits
[add Items5(ii) and 5(iii)]:                     -   $29,382,564,177


(v)Net sales - If Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:                             $-


(vi)Redemption credits available for use in
 future years                                       $(16,499,483,663)

- if Item 5(i) is less than Item 5(iv)
 [subtract Item 5(iv) from Item 5(i)]:


(vii)Multiplier for determining registration fee (See
Instruction C.9):                                       x $0.0001288


(viii)Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter 0 if no fee is due):                             = $0

6. Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .

7.  Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):                                             +$0


8.  Total of the amount of the registration fee due plus any
interest due [line 5(viii) plus line 7]:                         =$0

9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository:

Method of Delivery:  N/A

( ) Wire Transfer
( ) Mail or other means


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)
/s/  Denise Lewis

Denise Lewis  Treasurer,RidgeWorth Funds
Date: June 16,2014